EXPLORATION AND EVALUATION ASSETS (Details Narrative)							3 Months Ended
	Aug. 22, 2022 USD ($)	Aug. 22, 2022 CAD ($)	Sep. 28, 2021 USD ($)	Sep. 28, 2021 CAD ($)	Mar. 22, 2021 USD ($)	Mar. 22, 2021 CAD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 CAD ($)	Aug. 22, 2022 CAD ($)	Sep. 28, 2021 CAD ($)
Selebi [Member]
IfrsStatementLineItems [Line Items]
Assets purchase price			$ 56,750,000							$ 76,862,200
Closing payment			1,750,000	$ 2,086,830
Second installment of asset purchase price			25,000,000	33,860,000
Third installment of asset purchase price			30,000,000	40,632,000
Payment of care and maintenance					$ 5,178,747	$ 6,164,688
Acquisition cost			1,750,000							$ 2,086,830
Payment of care and maintenance funding			$ 5,178,747	$ 6,164,688
Payment of second instalment	$ 25,000,000	$ 33,860,000
Payment of third instalment	30,000,000	$ 40,632,000
Exploration related cost							$ 4,508,429
Selkirk [Member]
IfrsStatementLineItems [Line Items]
Acquisition cost	$ 244,954								$ 327,109
Exploration and assets related expenditure								$ 11,616,997